Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Event [Abstract]
Subsequent Events
23.	Subsequent Events

Subsequent to the year ended December 31, 2023, the Company:

i.	Completed a Share Purchase Agreement for Sale of RPK

On April 1, 2024, pursuant to the signed definitive Share Purchase Agreement and Escrow Agreement with Somai Pharmaceuticals Ltd. (“Somai”) on February 29, 2024, the Company completed the transaction with Somai for the sale of RPK, its indirect wholly-owned Portuguese subsidiary.

Under the terms of the Share Purchase Agreement, Somai acquired RPK for a total cash consideration of Two Million United States Dollars ($2,000,000). In addition, Somai assumed up to One Million Euros of current liabilities and RPK’s debt with the senior secured lender Bank, Caixa Agricola. In total, Somai assumed approximately 4,000,000 Euros of debt. In accordance with the agreement, a deposit of Five Hundred Thousand United States Dollars ($500,000) was released from a joint escrow account and the remainder of the purchase price was paid directly to the Company in March 2024.

In connection with the closing, the Company paid a cash finder’s fee of 5% of the gross sales price or an aggregate of $446,250, inclusive of taxes to Cannera Holdings LTD, a British Columbia company.

ii.	Issued the following shares:

a.	On February 2, 2024, the Company entered into a securities purchase agreement with Corbo Capital Inc. pursuant to which the Company issued 280,851 common shares at a purchase price of $0.406 per share and 1,462,991 pre-funded warrants for gross proceeds of $708,000. The purchase price of each pre-funded warrant is equal to the price at which one common share is sold in the offering, minus $0.0001, and the exercise price of each pre-funded warrant is $0.0001 per share. The pre-funded warrants were immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the pre-funded warrant. On the same day, the Company issued 560,100 commons shares pursuant the exercise of 560,100 pre-funded warrants.

b.	On February 13, 2024, the Company issued 560,000 commons shares pursuant the exercise of 560,000 pre-funded warrants.

c.	On February 20, 2024, the Company issued 280,000 commons shares pursuant the exercise of 280,000 pre-funded warrants.

d.	On February 28, 2024, the Company issued 62,891 commons shares pursuant the exercise of the remaining 62,891 pre-funded warrants.

e.

On March 4, 2024, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company issued 367,870 common shares at a purchase price of $0.2054 per share and 361,972 pre-funded warrants for gross proceeds of $150,000. The purchase price of each pre-funded warrant is equal to the price at which one common share is sold in the offering, minus $0.0001, and the exercise price of each pre-funded warrant is $0.0001 per share. The pre-funded warrants were immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the pre-funded warrant.

On the same day, the Company issued 361,972 commons shares pursuant the exercise of 361,972 pre-funded warrants.

f.

On March 5, 2024, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company issued 367,870 common shares at a purchase price of $0.16872 per share and 373,002 pre-funded warrants for gross proceeds of $125,000.  The purchase price of each pre-funded warrant is equal to the price at which one common share is sold in the offering, minus $0.0001, and the exercise price of each pre-funded warrant is $0.0001 per share. The pre-funded warrants were immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the pre-funded warrant.

On March 6, 2024, the Company issued 373,002 commons shares pursuant the exercise of 373,002 pre-funded warrants.

g.	On March 24, 2024, the Company entered into an underwriting agreement with Univest Securities, LLC (“Univest”) as the underwriter in connection with the issuance and sale by the Company in an underwritten public offering of 3,087,443 common shares at a purchase price of $0.1217 per share and 37,997,190 pre-funded warrants for gross proceeds of $5,000,000. The purchase price of each pre-funded warrant is equal to the price at which one common share is sold in the offering, minus $0.0001, and the exercise price of each pre-funded warrant is $0.0001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the pre-funded warrant. As of April 30, 2024, 17,911,956 pre-funded warrants remained unexercised.

iii.	Received the following loans:

a.	On January 10, 2024, the Company received a loan of CAD $40,000 from 1226053 BC Ltd., an arm’s length party. The loan is unsecured, bears interest of 7% per annum and payable within 12 months.

b.	On January 10, 2024, the Company received a loan of CAD $40,000 from Mercantile Holdings Inc., an arm’s length party. The loan is unsecured, bears interest of 7% per annum and payable within 12 months.

c.	On February 1, 2024, the Company received a loan of $5,500 from Alson Niu, an arm’s length party. The loan is unsecured, bears interest of 7% per annum and payable within 12 months.

iv.	Outstanding Claims

On January 29, 2024, the Company was informed that Mr. Shailesh Bhushan, the former Chief Financial Officer of the Company, filed a complaint with the Employment Standards Branch of British Columbia claiming unpaid salary and invoices in the aggregate amount of CAD $271,990 from the period December 2022 through November 2023. The Company previously offered to Mr. Bhushan an annual salary of CAD $60,000 and as such, believes the claim to be frivolous, strongly disputes the amount claimed, and intends to vigorously defend itself.

On March 27, 2024, the Company entered into a settlement agreement with Vidya Iyer, the former SVP of Finance to settle the claims for a sum of £30,000 to be paid in installment.

On April 24, 2024, Mr. Harvinder Singh resigned as an independent director of the Board of Directors of the Company. A Resignation and Mutual Release Agreement dated April 24, 2024 was entered between the Company and Mr. Singh, pursuant to which the Company agreed to pay Harvinder Singh a separation and release amount of $50,000. The Company has paid the amount in full on April 25, 2024.

v.	Incorporated a new subsidiary

On February 28, 2024, the Company incorporated a new subsidiary – 1468243 B.C. Ltd.